BORROWINGS (Schedule of Bank Borrowings and Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short-term borrowings	$ 385.2	$ 377.4
Long-term borrowings, current portion	293.6	149.8
Malaysian government loan, current portion	0.7	0.7
Debt, current	679.5	527.9
Long-term borrowings, non-current portion	299.6	420.0
Malaysian government loan, non-current portion	137.1	123.7
Long-term debt	436.7	543.7
Total borrowings	$ 1,116.2	$ 1,071.6